LOSS PER SHARE	12 Months Ended
Mar. 31, 2024
Loss per share:
LOSS PER SHARE

NOTE 5 – LOSS PER SHARE

The Company calculates basic loss per share by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share is calculated similarly but reflects the potential impact of shares issuable upon the conversion or exercise of our outstanding convertible Preferred Stock, convertible notes payable, stock warrants and other commitments to issue Common Stock, except where the impact would be anti-dilutive, as defined in GAAP.

The following table sets forth the computations of basic and diluted earnings (loss) per share for the periods indicated:

	Fiscal Year Ended March 31,
	2024	2023
Net loss	$(6,711,537)	$(37,685,163)

Weighted average basic and diluted shares	374,987,603	274,108,025
Loss per share:
Basic and diluted	$(0.02)	$(0.14)

The following potentially dilutive securities and instruments were outstanding on the dates indicated, but excluded from the table above because their impact would be anti-dilutive:

	As of March 31,
	2024	2023
Convertible notes payable	333,333,333	663,546,451
Stock warrants	200,933,515	669,010,148
Convertible Preferred Stock	6,320,000	6,320,000
Total potential incremental shares	540,586,848	1,338,876,599